Note 8 – Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 8 – Subsequent Events

On October 12, 2011, the company issued a convertible promissory note to First Trust Management for $16,290.  The note is due July 12, 2012, bears interest at 7% per annum, and is convertible into shares of the Company’s common stock at a conversion price of 67% of the average of the two lowest bid prices during the five trading days immediately prior to the date of the conversion.

On October 17 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to change the par value of its 20,000,000 shares of preferred stock from a par value of $0.001 per share to $0.002 per share.  Additionally, the preferred stock has both conversion rights to common stock and voting rights at a ratio of 20 to 1.

On October 23, 2011, (the “Execution Date”) Company entered into an a share exchange agreement (the “Rogue Paper Share Exchange Agreement”) with Rogue Paper, Inc., a California corporation (“Rogue Paper”) and certain shareholders of Rogue Paper (the “Rogue Paper Shareholders”).

Pursuant to the Rogue Paper Share Exchange Agreement, the Company shall acquire fifty-one percent (51%) of the issued and outstanding shares of common stock of Rogue Paper (the “Rogue Paper Common Shares”) in exchange for two million five hundred thousand (2,500,000) shares of the Company’s preferred stock, par value $0.002 per share (the “Preferred Shares”).  No sooner than twelve months from the Execution Date, the Preferred Shares shall be convertible, at the option of the holder of such shares, into an aggregate of fifty million (50,000,000) shares of the Company’s common stock.

Commencing six months from the Execution Date, both the Company and the holders of the Preferred Shares shall have the option to redeem any portion of such holders Preferred Shares for cash, at a price of sixty cents ($0.60) per share.  Commencing twenty four (24) months from the Execution Date, holders of the remaining forty-nine percent (49%) of Rogue Paper Common Shares, have the option to have such shares redeemed by the Company for cash, at a price of $0.03 per share.  Furthermore, the Company shall purchase up to an additional one million ($1,000,000) of Rogue Paper Common Shares, in intervals to be determined, over the course of the next twelve months following the Execution Date.

On October 28, 2011, the Company issued 1,375,000 shares of its preferred stock to Frank Russo, a director of the Company, in lieu of accrued compensation of $125,000 for the year ended December 31, 2010 while he was an employee of the Company.

On October 28, 2011, the Company issued 4,285,715 shares of its preferred stock to Kayode Aladesuyi, the Chief Executive Officer and a director of the Company, as compensation for past services at EarthSearch for the years 2003 through 2009.  Additionally, another 1,428,571 shares of preferred stock were issued to Mr. Aladesuyi as payment for an initial license fee for the assignment of certain patents transferred to the Company by Mr. Aladesuyi.

On November 2, 2011, the company issued a convertible promissory note to Azfar Haque for $32,500.  The note is due May 28, 2012, bears interest at 9% per annum, and is convertible into shares of the Company’s common stock at the market price of the Company’s stock at the date of the conversion.

On November 11, 2011, the company issued a convertible promissory note to William Johnson for $12,000.  The note is due January 11, 2012, bears interest at 7% per annum, and is convertible into shares of the Company’s common stock at a conversion price of 70% of the then current market price of the Company’s common stock at the date of the conversion.

For the period from October 1, 2011 through November 14, 2011, the Company issued 10,527,778 shares of its common stock in private placements for a total of $46,450 ($0.004 per share).

For the period from October 1, 2011 through November 14, 2011, the Company issued 32,669,752 shares of its common stock in conversion of loans payable in the amount of $132,891.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Note 11– Subsequent Events

On January 8, 2011, the Company issued 32,857,143 shares of common stock in the conversion of $230,000 of salaries payable to Mr. Kayode Aladesuyi, the Company’s Chairman and Chief Executive Officer.

On January 8, 2011, the Company issued 357,143 shares of common stock in the conversion of $2,500 of accounts payable to an unrelated vendor.

During the period January 1 through April 4, 2011, the Company sold 4,670,089 shares of its restricted common stock in private placements for a total of $52,500 or an average of $0.011 per share.

During the period January 1 through March 31, 2011, the Company issued 4,055,556 shares of common stock in the conversion of $37,500 of notes payable to related parties and 5,800,000 shares of common stock in the conversion of $70,000 of notes payable to unrelated parties.

During the period January 1 through March 31, 2011, the Company issued 500,000 shares to unrelated parties for services, at an average market price of $0.012 per share.

The Company has evaluated subsequent events through the date the consolidated financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the consolidated financial statements.